Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 11,434	$ 11,909
Restricted deposit	273	248
Trade receivables, net		150
Inventories	553	440
Other accounts receivable and prepaid expenses	364	433
Total current assets	12,624	13,180
Non-current assets:
Restricted deposit	130	118
Operating lease right-of-use assets	2,724	2,991
Property and equipment, net	1,857	2,290
Intangible assets, net	102	131
Total non-current assets	4,813	5,530
Total assets	17,437	18,710
Current liabilities:
Trade payables	571	870
Operating lease liabilities	837	806
Accrued liabilities and other payables	1,334	1,294
Total current liabilities	2,742	2,970
Non-current liabilities:
Operating lease liabilities	2,190	2,275
Total non-current liabilities	2,190	2,275
Total liabilities	4,932	5,245
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of June 30, 2025 (unaudited) and December 31, 2024; issued and outstanding: 12,716,014 and 11,454,512 ordinary shares as of June 30, 2025 (unaudited) and December 31, 2024, respectively	5,492	4,983
Additional paid in capital	126,131	122,801
Accumulated other comprehensive loss	(969)	(969)
Accumulated deficit	(118,149)	(113,350)
Total shareholders’ equity	12,505	13,465
Total liabilities and shareholders’ equity	$ 17,437	$ 18,710